GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 101.0%
Bond Funds – 58.1%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 91,150
9,080	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	532,996
19,779	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,074,330
43,479	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,123,814
879	Invesco Senior Loan ETF	19,162
2,736	iShares JP Morgan EM Local Currency Bond ETF	110,863
3,063	iShares JP Morgan USD Emerging Markets Bond ETF	329,181
2,025	Vanguard Long-Term Corporate Bond ETF	217,181
1,540	Vanguard Long-Term Treasury ETF	140,802

		4,639,479

Foreign Stock Funds – 16.7%
6,103	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	219,647
25,720	Goldman Sachs ActiveBeta International Equity ETF(a)	873,194
1,112	Goldman Sachs MarketBeta International Equity ETF(a)	60,533
1,586	iShares Global Infrastructure ETF	71,925
1,478	iShares MSCI EAFE Small-Cap ETF	106,298

		1,331,597

Stock Funds – 26.2%
9,601	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	876,571
843	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	54,542
17,979	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,140,049
173	Health Care Select Sector SPDR Fund	22,443

		2,093,605

TOTAL EXCHANGE TRADED FUNDS (Cost $7,072,086)		$8,064,681

TOTAL INVESTMENTS – 101.0% (Cost $7,072,086)		$8,064,681

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(82,123)

NET ASSETS – 100.0%		$7,982,558

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/17/21	$219,730	$(4,853)

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.5%
Bond Funds – 51.7%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 83,374
10,334	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	606,606
21,271	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,155,371
46,402	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,266,594
937	Invesco Senior Loan ETF	20,427
3,008	iShares JP Morgan EM Local Currency Bond ETF*	121,884
3,376	iShares JP Morgan USD Emerging Markets Bond ETF	362,819
1,877	Vanguard Long-Term Corporate Bond ETF	201,308
1,800	Vanguard Long-Term Treasury ETF	164,574

		4,982,957

Foreign Stock Funds – 18.0%
8,174	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	294,182
33,089	Goldman Sachs ActiveBeta International Equity ETF(a)	1,123,371
1,316	Goldman Sachs MarketBeta International Equity ETF(a)	71,638
2,325	iShares Global Infrastructure ETF	105,439
1,889	iShares MSCI EAFE Small-Cap ETF	135,857

		1,730,487

Stock Funds – 27.8%
12,329	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,125,638
1,412	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	91,356
22,707	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,439,851
185	Health Care Select Sector SPDR Fund	24,000

		2,680,845

TOTAL EXCHANGE TRADED FUNDS (Cost $8,151,762)		$9,394,289

TOTAL INVESTMENTS – 97.5% (Cost $8,151,762)		$9,394,289

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		239,366

NET ASSETS – 100.0%		$9,633,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/17/21	$219,730	$(4,853)

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 113.4%
Bond Funds – 52.0%
1,447	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 70,758
7,031	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	412,720
12,749	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	692,484
28,031	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,369,228
607	Invesco Senior Loan ETF	13,233
2,079	iShares JP Morgan EM Local Currency Bond ETF	84,241
2,203	iShares JP Morgan USD Emerging Markets Bond ETF	236,756
1,061	Vanguard Long-Term Corporate Bond ETF	113,792
1,247	Vanguard Long-Term Treasury ETF	114,013

		3,107,225

Foreign Stock Funds – 24.5%
7,348	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	264,455
27,416	Goldman Sachs ActiveBeta International Equity ETF(a)	930,773
1,453	Goldman Sachs MarketBeta International Equity ETF(a)	79,095
1,466	iShares Global Infrastructure ETF	66,483
1,673	iShares MSCI EAFE Small-Cap ETF	120,322

		1,461,128

Stock Funds – 36.9%
10,083	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	920,578
819	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	52,989
19,142	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,213,794
120	Health Care Select Sector SPDR Fund	15,568

		2,202,929

TOTAL EXCHANGE TRADED FUNDS (Cost $5,836,347)		$6,771,282

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund - Class R6
17,677	0.026%	$ 17,677
(Cost $17,677)

TOTAL INVESTMENTS – 113.7% (Cost $5,854,024)		$6,788,959

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.7)%		(815,561)

NET ASSETS – 100.0%		$5,973,398

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/17/21	$219,730	$(4,853)

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.8%
Bond Funds – 30.3%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 82,397
5,693	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	334,179
9,211	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	500,311
21,895	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,069,503
837	Invesco Senior Loan ETF	18,247
1,760	iShares JP Morgan EM Local Currency Bond ETF	71,315
2,382	iShares JP Morgan USD Emerging Markets Bond ETF	255,994
830	Vanguard Long-Term Corporate Bond ETF	89,017
1,589	Vanguard Long-Term Treasury ETF	145,282

		2,566,245

Foreign Stock Funds – 25.6%
10,117	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	364,111
43,831	Goldman Sachs ActiveBeta International Equity ETF(a)	1,488,062
1,163	Goldman Sachs MarketBeta International Equity ETF(a)	63,309
1,606	iShares Global Infrastructure ETF	72,832
2,493	iShares MSCI EAFE Small-Cap ETF	179,297

		2,167,611

Stock Funds – 41.9%
16,055	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,465,821
3,348	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	216,616
29,148	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,848,275
165	Health Care Select Sector SPDR Fund	21,405

		3,552,117

TOTAL EXCHANGE TRADED FUNDS (Cost $6,754,610)		$8,285,973

TOTAL INVESTMENTS – 97.8% (Cost $6,754,610)		$8,285,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		190,246

NET ASSETS – 100.0%		$8,476,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/17/21	$219,730	$(4,853)

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 100.2%
Bond Funds – 14.9%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 103,961
2,044	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	119,983
2,526	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	137,204
6,495	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	317,260
926	Invesco Senior Loan ETF	20,187
1,561	iShares JP Morgan EM Local Currency Bond ETF	63,252
2,295	iShares JP Morgan USD Emerging Markets Bond ETF	246,644
4,287	Vanguard Long-Term Corporate Bond ETF	459,781

		1,468,272

Foreign Stock Funds – 32.5%
17,989	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	647,424
65,089	Goldman Sachs ActiveBeta International Equity ETF(a)	2,209,772
1,637	iShares Global Infrastructure ETF	74,238
3,812	iShares MSCI EAFE Small-Cap ETF	274,159

		3,205,593

Stock Funds – 52.8%
25,809	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,356,362
5,406	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	349,768
39,036	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,475,273
183	Health Care Select Sector SPDR Fund	23,740

		5,205,143

TOTAL EXCHANGE TRADED FUNDS (Cost $7,538,400)		$9,879,008

TOTAL INVESTMENTS – 100.2% (Cost $7,538,400)		$9,879,008

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(21,389)

NET ASSETS – 100.0%		$9,857,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/17/21	$329,595	$(7,279)

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.6%
Bond Funds – 8.2%
1,602	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 78,338
963	Invesco Senior Loan ETF	20,994
3,045	iShares JP Morgan USD Emerging Markets Bond ETF	327,246
3,961	Vanguard Long-Term Corporate Bond ETF	424,817

		851,395

Foreign Stock Funds – 34.7%
20,364	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	732,900
72,738	Goldman Sachs ActiveBeta International Equity ETF(a)	2,469,455
1,739	iShares Global Infrastructure ETF	78,864
4,466	iShares MSCI EAFE Small-Cap ETF	321,195

		3,602,414

Stock Funds – 55.7%
28,821	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,631,357
7,015	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	453,870
41,946	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,659,796
190	Health Care Select Sector SPDR Fund	24,649

		5,769,672

TOTAL EXCHANGE TRADED FUNDS (Cost $7,617,127)		$10,223,481

TOTAL INVESTMENTS – 98.6% (Cost $7,617,127)		$10,223,481

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		144,555

NET ASSETS – 100.0%		$10,368,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/17/21	$329,595	$(7,279)

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.3%
Bond Funds – 8.2%
1,558	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 76,186
849	Invesco Senior Loan ETF	18,508
2,624	iShares JP Morgan USD Emerging Markets Bond ETF	282,002
3,427	Vanguard Long-Term Corporate Bond ETF	367,546

		744,242

Foreign Stock Funds – 35.0%
17,744	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	638,607
63,679	Goldman Sachs ActiveBeta International Equity ETF(a)	2,161,902
2,135	iShares Global Infrastructure ETF	96,822
3,723	iShares MSCI EAFE Small-Cap ETF	267,758

		3,165,089

Stock Funds – 54.1%
23,928	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,184,626
5,524	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	357,403
36,670	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,325,245
171	Health Care Select Sector SPDR Fund	22,184

		4,889,458

TOTAL EXCHANGE TRADED FUNDS (Cost $6,588,839)		$8,798,789

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Class R6
6,768	0.026%	$ 6,768
(Cost $6,768)

TOTAL INVESTMENTS – 97.4% (Cost $6,595,607)		$8,805,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		231,185

NET ASSETS – 100.0%		$9,036,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/17/21	$329,595	$(7,279)

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.3%
Bond Funds – 7.8%
1,509	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 73,790
916	Invesco Senior Loan ETF	19,969
2,595	iShares JP Morgan USD Emerging Markets Bond ETF	278,885
3,389	Vanguard Long-Term Corporate Bond ETF	363,470

		736,114

Foreign Stock Funds – 34.3%
17,267	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	621,439
66,820	Goldman Sachs ActiveBeta International Equity ETF(a)	2,268,539
1,627	iShares Global Infrastructure ETF	73,785
4,137	iShares MSCI EAFE Small-Cap ETF	297,533

		3,261,296

Stock Funds – 55.2%
25,016	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,283,961
6,224	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	402,693
40,033	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,538,492
181	Health Care Select Sector SPDR Fund	23,481

		5,248,627

TOTAL EXCHANGE TRADED FUNDS (Cost $6,892,654)		$9,246,037

Shares	Dividend Rate	Value

Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund - Class R6
110,439	0.026%	$ 110,439
(Cost $110,439)

TOTAL INVESTMENTS – 98.5% (Cost $7,003,093)		$9,356,476

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		146,791

NET ASSETS – 100.0%		$9,503,267

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/17/21	$329,595	$(7,279)

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 96.8%
Bond Funds – 7.7%
1,972	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 96,431
1,054	Invesco Senior Loan ETF	22,977
3,014	iShares JP Morgan USD Emerging Markets Bond ETF	323,915
3,850	Vanguard Long-Term Corporate Bond ETF	412,912

		856,235

Foreign Stock Funds – 33.5%
19,910	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	716,561
75,370	Goldman Sachs ActiveBeta International Equity ETF(a)	2,558,812
2,783	iShares Global Infrastructure ETF	126,209
4,650	iShares MSCI EAFE Small-Cap ETF	334,428

		3,736,010

Stock Funds – 55.6%
30,492	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,783,919
7,041	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	455,553
46,469	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,946,599
208	Health Care Select Sector SPDR Fund	26,984

		6,213,055

TOTAL EXCHANGE TRADED FUNDS (Cost $8,060,457)		$10,805,300

Shares	Dividend Rate	Value

Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Class R6
168,466	0.026%	$ 168,466
(Cost $168,466)

TOTAL INVESTMENTS – 98.3% (Cost $8,228,923)		$10,973,766

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		193,079

NET ASSETS – 100.0%		$11,166,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	4	12/17/21	$439,460	$(9,700)

GOLDMAN SACHS TARGET DATE PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (ETFs). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS TARGET DATE PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2021:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,064,681	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(4,853)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,394,289	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(4,853)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,771,282	$—	$—
Investment Company	17,677	—	—

Total	$6,788,959	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(4,853)	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,285,973	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(4,853)	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,879,008	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,279)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,223,481	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,279)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,798,789	$—	$—
Investment Company	6,768	—	—

Total	$8,805,557	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,279)	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,246,037	$—	$—
Investment Company	110,439	—	—

Total	$9,356,476	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(7,279)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,805,300	$—	$—
Investment Company	168,466	—	—

Total	$10,973,766	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,700)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TARGET DATE PORTFOLIO

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information: less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.